Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Summary of Loss before provision for income taxes
Loss before provision for income taxes were as follows for the periods indicated (in thousands):

	Years Ended December 31,
	2024	2023	2022
Domestic	$(116,693)	$(158,095)	$(153,226)
Foreign	(10,792)	(14,179)	(9,435)

Loss before provision for income taxes	$(127,485)	$(172,274)	$(162,661)

Summary of Effective Tax Rate of the Provision for Income Taxes
The effective tax rate differs from the federal statutory income tax rate applied to the loss before provision for income taxes and tax due to the following:

	Years Ended December 31,
	2024	2023	2022
Federal statutory income tax rate	21.0%	21.0%	21.0%
State taxes	1.1	3.2	4.2
Change in valuation allowance	(17.3)	(22.0)	(26.1)
Federal and state tax credits	1.4	1.3	1.4
Stock-based compensation expense	(5.3)	(2.0)	1.2
Non-deductible permanent expenses	(0.5)	(0.7)	(0.2)
Effect of deferred tax adjustment	(0.1)	—	0.2
Non-deductible compensation	(0.7)	(1.0)	(1.9)

Effective income tax rate	(0.4)%	(0.2)%	(0.2)%

Summary of Components of the Deferred Tax Assets and liabilities	The major components of deferred tax assets and liabilities were as follows as of the dates indicated (in thousands):

	December 31,
	2024	2023
Deferred tax assets:
Net operating loss carryforwards	$180,588	$161,189
Tax credits	18,163	16,343
Accrual and reserves	3,137	4,907
Tangible and intangible assets	3,534	2,894
Stock-based compensation expense	2,333	4,596
Capitalized research costs	29,014	29,663
Other deferred tax asset	8,386	3,812

Gross deferred tax assets	245,155	223,404
Valuation allowance	(244,165)	(222,061)

Net deferred tax assets	$990	$1,343

	December 31,
	2024	2023
Deferred tax liabilities:
Right-of-use assets	$(990)	$(1,343)

Gross deferred tax liabilities	$(990)	$(1,343)

Summary of Reconciliation of the Total Unrecognized Tax Benefits
A reconciliation of the total unrecognized tax benefits for the periods presented was as follows (in thousands):

	December 31,
	2024	2023
Balance, beginning of year	$3,781	$3,027
Increase related to prior years positions	—	—
Decrease related to current year positions	—	—
Increase related to current year positions	642	754

Balance, end of year	$4,423	$3,781